OPERATING CONTEXT	12 Months Ended
Dec. 31, 2020
OPERATING CONTEXT
OPERATING CONTEXT

NOTE 1 -  OPERATING CONTEXT

Centrais Elétricas Brasileiras SA (“Eletrobras” or “ Company”) is a publicly company, with head office in Brasília – DF (Federal District), registered with the Securities and Exchange Commission - CVM and the Securities and Exchange Commission - SEC, with its stocks traded on the São Paulo - B3, Madrid - LATIBEX and New York - NYSE. The Company is a mixed-capital company controlled by the Federal Government (the Company's ultimate parent).

The Company acts as a holding, managing investments in equity interests, holding direct and indirect control of electric power generation and transmission companies (see note 4), and also holds control of Eletrobras Participações SA - Eletropar and direct equity in Itaipu Binacional - Itaipu (through a system of joint control under the terms of the International Treaty signed between the Governments of Brazil and Paraguay), Inambari Geração de Energia SA and Rouar SA (through a system of joint control with the Uruguayan state-owned Usina y Transmisiones Eléctricas de Uruguay - UTE), in addition to direct and indirect interests in 94 Special Purpose Entities (SPEs) (collectively, “Eletrobras Companies”).

Eletrobras is authorized, directly or through its subsidiaries, jointly controlled and affiliated companies, to associate, with or without resources, for the constitution of business consortia or participation in companies, with or without control power, abroad , which are destined directly or indirectly for the exploration of the production or transmission or distribution of electric energy.

The Company acts as an electricity trading agent for Itaipu Binacional and the agents participating in the Incentive Program for Alternative Electricity Sources - PROINFA.

The issuance of these financial statements was authorized by the Board of Directors, on May, 07, 2021.

Capitalization of Eletrobras

In February 2021, Provisional Measure (MP) No. 1,031 / 2021 was published, which allows the start of studies on the modeling of Eletrobras' capitalization by BNDES, which ultimately has the objective to change the control of the Company with the reduction of the participation of the Brazilian Government and brings some changes in relation to the text of the Eletrobras' privatization Bill 5,877 / 2019.

Among the proposed changes, the following are the more relevant: the inclusion of a 30-year extension of the concession related to the Tucuruí hydroelectric plant, of the subsidiary Eletronorte, which is currently under the regime of independent producer and not under the quota regime (the current concession expires in 2024); obligation to invest resources to revitalize water resources in hydrographic basins in the area of influence of the Furnas hydroelectric power plant reservoirs (R$ 230 million annually over 10 years), whose concession contracts are affected by the MP, and for structural cost reduction of power generation in the Legal Amazon (R $ 295 million annually in 10 years), directly by Eletrobras or, indirectly, through Eletronorte, in addition to the revitalization of water resources in the São Francisco River basin (R $ 350 million annually in 10 years old); new revenue sharing between the Federal Government (through the payment of a grant bonus) and the fund that manages the CDE - Energy Development Account (through the payment of annual dues over 30 years), before 2/3  grant and 1/3 CDE; now ½ grant and ½  CDE; and the provision for the creation of a special class preferred share, exclusively owned by the Federal Government, pursuant to the provisions of § 7 of art. 17 of Law No. 6,404, of December 15, 1976, which will give the power of veto in certain social deliberations foreseen in the MP.

It is noteworthy that the rationale adopted in the Bill remains in the sense that all financial obligations provided for in the abovementioned MP will be deducted from the added value resulting from the change of regime and the granting of new concession grants, for 30 years, of the contracts extended by the art. 1 of Law No. 12,783, of January 11, 2013 and of the concessions reached by the provision in item II of § 2 of art. 22 of Law No. 11,943, of May 28, 2009 (plants under quota regime), as well as the concessions reached by § 3 of art. 10 of Law No. 13,182, of November 3, 2015 (HPP Sobradinho and HPP Itumbiara); and the new contract for HPP Tucuruí mentioned above. Therefore, there will be no financial obligations unles there is a change in the concessions operation trough the systems of quota and extension of the concessions.

The capitalization of Eletrobras is subject to the conversion of MP into Law, upon approval by the National Congress. Regarding the accounting.

COVID-19

In March 2020, the World Health Organization (WHO) characterized the spread of COVID-19, a disease caused by the new Coronavirus, as a pandemic, causing countries to adopt approaches that enable the prevention of infections, the preservation of life and the minimizing the impacts resulting from the referred disease.

As a result of the pandemic, restrictive measures were taken to determine social distance and the closure of commercial establishments, in addition to the shutdown of the industry. These measures resulted in a slowdown in the supply chain and a significant impact on the global economy.

Eletrobras and its Subsidiaries keep a close watch on the potential materialization of financial impacts with respect to the pandemic on their ability to pay their financial commitments.

In this sense, it appears that in 2020 the Company did not observe any relevant impacts on its financial capacity or that of its Subsidiaries.

Below we highlight the main measures that are being adopted by the Company.

Operational Context

Three actions were essential to face the pandemic: (i) installation of remote monitoring of substations; (ii) meetings with suppliers, with unified coordination by the Holding, to resolve the main obstacles in the implementation of the works and the constant monitoring of the projects; (iii) holding workshops to share best policys and solve common problems.

•	Generation

Eletrobras monitored the potential impacts on the commercialization business of Eletrobras Companies, signed in the Regulated Contracting Environment (ACR) and Free Contracting Environment (ACL), with the monitoring of communications of unforeseeable circumstances or force majeure; renegotiation requests; counterparty credit risk (ability to honor payments assumed by contracts) and default. Renegotiations were carried out on 3% of contracts signed in the free market, with no economic loss for Eletrobras Companies. Regarding default, excluding Amazonas Energia's default with Amazonas GT for being an atypical situation (see note 10) and which is not related to the COVID-19 pandemic, there were no significant moves in the existing contracts in the ACR, in the ACL , in the physical guarantee quotas, Itaipu and PROINFA in 2020. There was only 0.02% of default in the existing contracts in the ACL, with no economic impact for Eletrobras Companies. It is worth mentioning that, in the regulated environment, systemic solution measures were adopted by MME and the National Electric Energy Agency (ANEEL), such as the creation of the “COVID Account” allowing greater payment capacity by energy distribution companies.

For the Company the results of the trading business were not materially affected

•	Transmission

In June 2020, ANEEL recognized part of the impacts that the pandemic caused in the sector, through the publication of Authorizing Resolution 8,926 / 2020, which authorized the postponement of deadlines for the commercial operation of electricity transmission projects in up to 4 months. , as a measure to face the effects of COVID-19. Currently, Eletrobras Companies have a total of 6 projects with a schedule postponed up to 4 months based on this resolution.

Despite the pandemic, in 2020, Eletrobras Companies energized 26 large transmission projects, which added 150 km of new Transmission Lines to the National Interconnected System (SIN) and with an additional aggregation of Permitted Annual Revenue (RAP), in order of R $ 116 million. Of these projects, 23 were completed between March and December 2020.

No significant impacts are expected on the terms and costs of the work due to the abovementioned postponement.

Financial and economic impacts of the pandemic caused by COVID-19

Standstill

The Subsidiaries adhered to the StandStill program announced by the BNDES in March 2020, which preventively mitigated risks to the liquidity of these companies, especially during the period of greatest uncertainty regarding the extent of the financial impacts of the pandemic on Eletrobras companies. This program made it possible to suspend interest and principal payments for 6 months of the year, with capitalization of interest to the outstanding balance, without changing the final dates of the contracts.

Foreign Exchange Exposure

As a result of the consolidated net liability exposure, mainly of US $ 1,064 million and EUR 49 million, in the period ended December 31, 2020, the Company was negatively impacted in the amount of R $ 544 million, due to the appreciation of currencies foreign to the real. However, when looking at cash flow, especially in the short term, the consolidated net liability position shows that the disbursement profile of liabilities is more elongated and concentrated than that of assets. This can be understood by realizing that a large part of the disbursement of the liability components of the balance sheet relates to the settlement of the remaining portion of the bonus, in amounts corresponding to US $ 625 million, US $ 500 million and US $ 750 million, maturing respectively in the form of bullets in 2021, 2025 and 2030. Thus, it is observed that of the total liabilities of US $ 2,240 million that make up the foreign exchange exposure of the balance sheet, US $ 1,880 million, or 84%, are concentrated on three specific dates, the last two long-term. The composition of the foreign exchange exposure of assets and liabilities linked to foreign currency is shown below:

		12/31/2020		12/31/2019
		Foreign		Foreign
		currency	Reais	currency	Reais
	Loans obtained	(2,145,138)	(11,147,641)	(2,077,144)	(8,371,098)
USD	Loans granted	808,296	4,200,471	1,450,154	5,845,135
	Financial asset - Itaipu	272,504	1,416,128	451,654	1,820,482
	Net exposure - USD	(1,064,338)	(5,531,042)	(175,336)	(705,481)

EURO	Loans obtained	(48,770)	(311,052)	(51,966)	(235,353)
	Net exposure - EURO	(48,770)	(311,052)	(51,966)	(235,353)